Note 11 - Supplemental Cash Flow Data	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]	NOTE 11 – SUPPLEMENTAL CASH FLOW DATA Cash payments for interest were $246,620 and $47,111 for the fiscal years ended December 31, 2015 and December 31, 2014, respectively.